SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements [Abstract]
Change in reclamation and remediation provision included within mineral properties, plant and equipment and exploration and evaluation assets	$ 13,943	$ 3,330
Change in lease liability related to right-of-use assets	890	4,498
Shares issued upon settlement of obligation	$ 39
Repayment of MACA borrowings by way of issuance of shares		$ 10,524